Schedule of Lease Expense (Details) - Scienture Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of ROU Assets	$ 2,152		$ 5,025
Interest on Lease Liabilities	1,190		2,380
Short term lease costs	$ 17,010		$ 34,021	$ 32,677